INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Breakdown of income tax payable, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax disclosure
Income tax payables	$ 1,562	$ 976
Currency translation adjustments and others	(2,808)
Nucleos
Income tax disclosure
Income tax payables	1,262	782
Adesol
Income tax disclosure
Income tax payables	104	60
PEM
Income tax disclosure
Income tax payables	38	6
Opalker
Income tax disclosure
Income tax payables	10	3
NYSSA
Income tax disclosure
Income tax payables	$ 148	$ 125